UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4052

CitiFunds Trust III

(Exact name of registrant as specified in charter)

     125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31 Date of reporting period: May 31, 2006

ITEM 1.      SCHEDULE OF INVESTMENTS

CitiFunds Trust III
Citi California Tax Free Reserves

     FORM N-Q
MAY 31, 2006

CITI CALIFORNIA TAX FREE RESERVES

Schedule of Investments (unaudited)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE

SHORT-TERM INVESTMENTS - 98.3%
Education - 13.7%
$ 7,000,000	A-1+	California EFA Revenue, Stanford University, Series S-4, 3.380%, 6/1/06 (a)	$7,000,000
4,500,000	AAA	Capistrano, CA, USD, Community Facilities District No 87-1, Refunding,
		AMBAC-Insured, 4.000% due 9/1/06	4,505,535
2,895,000	F-1+(b)	Los Angeles, CA, Union School District, PA 1117, FSA-Insured, 3.510%,
		6/1/06 (a)	2,895,000
1,375,000	F-1(b)	San Diego County, CA, COP, Friends of Chabad, LOC-Comerica Bank,
		3.510%, 6/1/06 (a)	1,375,000
5,000,000	SP-1+	Sunnyvale, CA, School District, TRAN, 4.000% due 8/24/06	5,013,431
12,100,000	A-1+	University of California Board of Regents, Series A, TECP, 3.560% due
		9/6/06	12,100,000
6,055,000	A-1+	William S Hart, CA, Union High School District, COP, School Facilities
		Bridge Program, FSA-Insured, 3.360%, 6/1/06 (a)	6,055,000

		Total Education	38,943,966

Finance - 5.0%
3,335,000	A-1+	California State Economic Recovery Bonds, Series C-10, LOC-BNP Paribas,
		3.200%, 6/7/06 (a)	3,335,000
11,000,000	SP-1+	Sacramento County, CA, TRAN, Series A, 4.000% due 7/10/06	11,016,108

		Total Finance	14,351,108

General Obligation - 7.8%
11,000,000	A-1	California State GO, TECP, BPA-Bank of Nova Scotia, KBC Bank, Lloyds
		Bank PLC, Royal Bank of Scotland, Societe Generale, National Australia
		Bank, 3.560% due 8/1/06	11,000,000
3,000,000	A-1	California State, GO, TECP, BPA-Bank of Nova Scotia, KBC Bank, Lloyds
		Bank, National Australia Bank, Royal Bank of Scotland, 3.400% due
		8/15/06	3,000,000
500,000	A-1+	Irvine Ranch California Water District, GO,, Consolidated Improvement
		District, LOC-Landesbank Baden, 3.450%, 6/1/06 (a)	500,000
1,900,000	VMIG1(c)	Oakland, CA, GO, Series 756, FGIC-Insured, 3.460%, 6/1/06 (a)	1,900,000
1,980,000	A-1	Palomar Pomerado Health, Floats, PT-2995, AMBAC-Insured, LIQ-Merrill
		Lynch Capital Services, 3.510%, 6/1/06 (a)	1,980,000
1,970,000	F-1+(b)	Poway, CA, University School District GO, PT-1889, MBIA-Insured,
		3.510%, 6/1/06 (a)	1,970,000
1,000,000	VMIG1(c)	Puerto Rico Municipal Finance Agency, Floater Certificates, Series 225, FSA-
		Insured, 3.470%, 6/1/06 (a)	1,000,000
995,000	F-1+(b)	Rancho Santiago, CA, Community College District, Series 2550, FSA-
		Insured, SPA-Merrill Lynch, 3.510%, 6/1/06 (a)	995,000

		Total General Obligation	22,345,000

Hospitals - 4.9%
9,140,000	A-1+	California Health Facilities Finance Authority, Sisters of Charity Health
		Systems, 3.170%, 6/7/06 (a)	9,140,000
1,000,000	A-1+	Fresno, CA, Revenue, Trinity Health Credit, Series C, SPA- Landesbank
		Hessen-Thuringen, 3.460%, 6/1/06 (a)	1,000,000
3,900,000	A-1+	San Bernardino County, CA, COP, Medical Center Financing Project, MBIA-
		Insured, SPA-Landesbank Hessen-Thuringen, 3.190%, 6/7/06 (a)	3,900,000

		Total Hospitals	14,040,000

Housing: Multi-Family - 10.3%
3,580,000	A-1+	Anaheim, CA, MFH Revenue, Cobblestone Apartments, Series B, FNMA-
		Collateralized, 3.470%, 6/1/06 (a)(d)	3,580,000
		California Statewide CDA Multifamily Revenue:
		Refunding, Housing:
4,150,000	A-1+	Foxwood Apartments, Series J, LOC-Well Fargo Bank, 3.450%,
		6/1/06 (a)	4,150,000

See Notes to Schedule of Investments.

CITI CALIFORNIA TAX FREE RESERVES

Schedule of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE

Housing: Multi-Family - 10.3% (continued)
$ 2,500,000	VMIG1(c)	IAC Project, Series W-3, LOC-Wells Fargo Bank NW N.A., 3.220%,
		6/7/06 (a)(d)	$2,500,000
5,250,000	A-1+	Village At Hesperia, Series CCC, FNMA-Collateralized, 3.470%, 6/1/06
		(a)(d)	5,250,000
5,800,000	A-1+	Village Green Apartments, Series II, FHLMC-Collateralized, 3.470%,
		6/1/06 (a)(d)	5,800,000
3,500,000	A-1+	Pasadena, CA, CDA MFH Revenue, Holly Street Apartment, Series A,
		FNMA-Collateralized, 3.410%, 6/1/06 (a)(d)	3,500,000
1,000,000	A-1+	Pleasant Hill, CA, RDA, Multi-Family Revenue, Refunding, Housing Chateau
		III, Series A, LIQ-FNMA, 3.520%, 6/1/06 (a)	1,000,000
2,000,000	A-1+	Sacramento County, CA, Development Authority, MFH Revenue, Natomas
		Park Apartments, Issue B, FNMA-Collateralized, 3.470%, 6/1/06 (a)(d)	2,000,000
1,500,000	A-1+	San Jose, CA, MFH Revenue, Evans Lane Apartments, Series H, LOC-Bank
		of America, 3.180%, 6/7/06 (a)	1,500,000

		Total Housing: Multi-Family	29,280,000

Housing: Single Family - 1.7%
4,800,000	VMIG1(c)	Sacramento County, CA, City Financing Authority Lease Revenue, Series G,
		AMBAC-Insured, 3.480%, 6/1/06 (a)	4,800,000

Industrial Development - 1.4%
2,640,000	F-1+(b)	California Statewide CDA, IDR, Florestone Products Project, LOC-Wells
		Fargo Bank, 3.350%, 6/7/06 (a)(d)	2,640,000
1,305,000	F-1+(b)	San Francisco, CA, City & County Redevelopment Agency Lease Revenue,
		PT-2249, AMBAC-Insured, 3.510%, 6/1/06 (a)	1,305,000

		Total Industrial Development	3,945,000

Life Care Systems - 2.6%
5,000,000	A-1+	Antelope Valley, CA, Health Care District, Revenue, Series A, LOC-
		JPMorgan Chase, 3.470%, 6/1/06 (a)	5,000,000
2,350,000	A-1	California Statewide Community Development Corp., COP, Covenant
		Retirement Communities, LOC-LaSalle National Bank, 3.430%, 6/1/06 (a)	2,350,000

		Total Life Care Systems	7,350,000

Miscellaneous - 14.8%
2,225,000	SP-1+	California State, RAN, 4.500% due 6/30/06	2,227,601
1,660,000	A-1	Commonwealth of Puerto Rico, PA 642, MBIA-Insured, LIQ- Merrill Lynch
		Capital Services, 3.460%, 6/1/06 (a)	1,660,000
11,240,000	VMIG1(c)	Hesperia, CA, Public Financing Authority, 1993 Street Improvement Project,
		LOC-Bank of America, 3.220%, 6/7/06 (a)	11,240,000
		Los Angeles, CA:
8,000,000	SP-1+	TRAN, 4.000% due 6/30/06	8,006,255
3,895,000	A-1+	Convention & Exhibition Center Authority Lease Revenue, Series F,
		SPA-JPMorgan Chase, AMBAC-Insured, 3.190%, 6/7/06 (a)	3,895,000
12,500,000	SP-1+	Santa Barbara County, CA, TRAN, Series A, 4.000% due 7/25/06	12,524,657
2,540,000	A-1+	Westminster, CA, RDA, Tax Allocation Revenue, Commercial
		Redevelopment Project Number 1, AMBAC-Insured, SPA-Landesbank
		Hessen-Thuringen, 3.440%, 6/1/06 (a)	2,540,000

		Total Miscellaneous	42,093,513

Public Facilities - 5.5%
6,945,000	A-1+	Fremont, CA, COP, Maintenance Center And Fire Project, AMBAC-Insured,
		SPA-Dexia Credit Local, 3.460%, 6/1/06 (a)	6,945,000
8,705,000	A-1+	San Francisco, CA, City & County Finance Corp. Lease Revenue, Moscone
		Center Expansion Project, Series 3, AMBAC-Insured, SPA-Morgan
		Guaranty Trust and State Street Bank & Trust, 3.300%, 6/1/06 (a)	8,705,000

		Total Public Facilities	15,650,000

See Notes to Schedule of Investments.

CITI CALIFORNIA TAX FREE RESERVES

Schedule of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE

Transportation - 3.3%
$ 4,200,000	A-1+	Bay Area Toll Authority Bridge Revenue, San Francisco Bay Area, Series A,
		AMBAC-Insured, SPA-Bayerische Landesbank, Landesbank Hessen-
		Thuringen, 3.380%, 6/1/06 (a)	$4,200,000
2,550,000	A-1	Port of Oakland, CA, Series 1192, FGIC-Insured, LIQ-Morgan Stanley,
		3.500%, 6/1/06 (a)(d)	2,550,000
600,000	A-1	Puerto Rico Public Finance Corp., MSTC, Series 2000-102 Certificate, Class
		A, AMBAC-Insured, LIQ-Bear Stearns Capital, 3.190%, 6/7/06 (a)(e)	600,000
2,000,000	A-1+	Santa Clara Valley Transportation Authority, Sales Tax Revenue, Refunding,
		Series C, AMBAC-Insured, SPA-Depfa Bank PLC, 3.350%, 6/1/06 (a)	2,000,000

		Total Transportation	9,350,000

Utilities - 9.4%
4,000,000	A-1+	Adelanto, CA, Public Utility Authority, Utility Systems Project, Series A,
		AMBAC-Insured, SPA-Dexia Credit Local, 3.540%, 6/1/06 (a)	4,000,000
15,600,000	A-1+	Puerto Rico, Electric Power Authority Revenue, PART, MSTC, SGA 43,
		MBIA-Insured, SPA-Societe Generale, 3.190%, 6/7/06 (a)	15,600,000
7,300,000	A-1+	San Francisco, CA, TECP, 3.440% due 9/6/06	7,300,000

		Total Utilities	26,900,000

Water and Sewer - 17.9%
5,000,000	A-1	California State Department of Water Resource Power Supply Revenue,
		Subordinated Series G-4, FSA-Insured, SPA-Morgan Stanley, 3.460%,
		6/1/06 (a)	5,000,000
3,000,000	A-1+	California State Department of Water TECP, Series 1, LIQ-Landesbank
		Hessen-Thuringen, 3.600% due 7/5/06	3,000,000
1,000,000	A-1+	Eastern Municipal Water District, Water & Sewer Revenue COP, Refunding,
		Series B, MBIA-Insured, SPA-Lloyds TSB Bank PLC, 3.360%, 6/1/06 (a)	1,000,000
1,100,000	A-1+	Irvine Ranch California Water District, Consolidated Refunding, Series A,
		LOC-Bank of America, 3.450%, 6/1/06 (a)	1,100,000
11,000,000	A-1+	Los Angeles, CA, Water & Power Revenue, Power System, Subordinated
		Series A-8, 3.450%, 6/1/06 (a)	11,000,000
3,000,000	A-1+	Manteca, CA, Financing Authority Water Revenue, MSTC, SGA-147, PART,
		MBIA-Insured, LIQ-Societe Generale, 3.220%, 6/7/06 (a)	3,000,000
		Metropolitan Water District of Southern California:
2,985,000	A-1+	Series C, SPA-Dexia Credit Local, 3.350%, 6/1/06 (a)	2,985,000
4,960,000	A-1+	Series C-2, SPA-Dexia Credit Local, 3.400%, 6/1/06 (a)	4,960,000
4,800,000	A-1+	Metropolitan Water District Southern California Waterworks Revenue,
		Authorization, Series B, SPA-Landesbank Hessen, 3.400%, 6/1/06 (a)	4,800,000
11,000,000	A-1+	Orange County, CA, Sanitation District, COP, SPA-Depfa Bank PLC,
		3.480%, 6/1/06 (a)	11,000,000
3,200,000	A-1+	Otay, CA, Water District COP, Capital Projects, LOC-Landesbank Hessen,
		3.170%, 6/7/06 (a)	3,200,000

		Total Water and Sewer	51,045,000

		TOTAL INVESTEMENTS - 98.3% (Cost - $280,093,587#)	280,093,587
		Other Assets in Excess of Liabilities - 1.7%	4,944,057

		TOTAL NET ASSETS - 100.0%	$285,037,644

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)	Rating by Fitch Ratings Service.
(c)	Rating by Moody's Investors Service.
(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax ("AMT").

See Notes to Schedule of Investments.

CITI CALIFORNIA TAX FREE RESERVES

Schedule of Investments (unaudited) (continued)	May 31, 2006

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.

See definitions of ratings following Schedule of Investments.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation
BPA - Bond Purchase Agreement
CDA - Community Development Authority
COP - Certificate of Participation
EFA - Educational Facilities Authority
FGIC - Financial Guaranty Insurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GO - General Obligation
IDR - Industrial Development Revenue
LIQ - Liquidity Facility
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
MFH - Multi-Family Housing
MSTC - Municipal Securities Trust Certificates
PART - Partnership Structure
RAN - Revenue Anticipation Notes
RDA - Redevelopment Agency
SPA - Standby Bond Purchase Agreement
TECP - Tax Exempt Commercial Paper
TRAN - Tax and Revenue Anticipation Notes
USD - Unified School District

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.

MIG1	—	Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Citi California Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Trust III ("the Trust"), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Trust III

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: July 28, 2006

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date: July 28, 2006